Credit impairment charges and other provisions (Narrative) (Details) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on loans and advances	£ 2,320	£ 2,343	£ 1,756
Retail Portfolios [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on loans and advances	£ 2,095	£ 2,053	£ 1,535
Impairment loss (reversal of impairment loss) recognised in profit or loss, loans and advances, percentage by portolio	0.9	0.87	0.88
Wholesale Portfolios [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on loans and advances	£ 238	£ 299	£ 209
Impairment loss (reversal of impairment loss) recognised in profit or loss, loans and advances, percentage by portolio	0.1	0.13	0.12